Note Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Notes payable

Notes payable at December 31, 2020 and December 31, 2019 consist of the following:

	December 31,	December 31,
	2020	2019
RWJ acquisition note	$2,600,000	$2,600,000
Promissory note to Iliad	-	2,325,000
Promissory note to Stanley Hills	-	1,046,261
SBA loan	150,000	-
Promissory note to Alpha Eda	140,000	-
Total notes payable	2,890,000	5,971,261
Unamortized debt discount	-	(47,671)
Notes payable	2,890,000	5,923,590
Less current portion	(2,741,737)	-
Notes payable, long-term portion	$148,263	$5,923,590

Rollfoward of note payable

A roll-forward of the promissory notes and debt discount from December 31, 2018 to December 31, 2020 is below:

	Principal	Debt
	Balance	Discount	Net
Notes payable, December 31, 2018	$2,699,256	$—	$2,699,256
Issued for cash	3,071,261	—	3,071,261
Original issue discount	300,000	—	300,000
Repayment of note payable	(99,256)	—	(99,256)
Debt discount related to new convertible notes	—	(300,000)	(300,000)
Amortization of debt discounts	—	252,329	252,329
Notes payable, December 31, 2019	5,971,261	(47,671)	5,923,590
Issued for cash	458,639	—	458,639
Accrued interest and penalties added to notes payable	440,983	—	440,983
Notes payable converted to convertible notes	(3,980,883)	—	(3,980,883)
Amortization of debt discounts	—	47,671	47,671
Notes payable, December 31, 2020	$2,890,000	$—	$2,890,000